Other Taxes Payable - Schedule of Other Taxes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Taxes Payable [Abstract]
VAT payable	$ 14,944	$ 20,234
Income tax payable	2,495	2,388
Business tax payable	1,835	2,467
Others	11	6
Total	$ 19,285	$ 25,095